Note 17 - Derivative Financial Instruments (Details) - Derivatives Not Designated as Hedging Instruments by Account Type (USD $)	Dec. 31, 2013	Dec. 31, 2012
Derivatives Not Designated as Hedging Instruments by Account Type [Abstract]
Interest rate swap contracts	$ 697,889	$ 1,718,438
Interest rate contracts	319,859	675,130
Total derivative liabilities	$ 1,017,748	$ 2,393,568